Merger - Schedule of Recognized Identified Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Thousands	Sep. 14, 2018	Dec. 31, 2019	Dec. 31, 2018
Net assets acquired:
Goodwill		$ 76,851	$ 76,851
UCB [Member]
Business Acquisition [Line Items]
Consideration paid	$ 117,344
Net assets acquired:
Cash and due from financial institutions	156,472
Securities available for sale	43,214
Equity securities	212
Loans held for sale	492
Loans, net	298,319
Other securities	3,527
Premises and equipment	5,291
Accrued interest receivable	950
Core deposit intangible	7,518
Bank owned life insurance	17,193
Other assets	10,361
Noninterest-bearing deposits	(112,787)
Interest-bearing deposits	(363,157)
Other liabilities	(17)
Net assets acquired excluding goodwill	67,588
Goodwill	$ 49,756